Accrued Expenses	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Expenses

5. Accrued Expenses

Accrued expenses consist of the following, in thousands:

	December 31,
	2015	2014
Employee compensation and benefits	$725	$528
Clinical development expenses	225	186
Professional fees	126	165
Research and development costs	20	118
Other	10	5

Total accrued expenses	$1,106	$1,002